Document and Entity Information	Mar. 01, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Registrant Name	Fidelity Trend Fund
Central Index Key	0000035402
Investment Company Type	N-1A
Amendment Flag	false